Commitments and Contingencies	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 18 — COMMITMENTS AND CONTINGENCIES

As of September 30, 2023, YS Group has the following commitments to purchase raw materials:

	2023	2023
	(RMB)	(US$)
Research and development	143,463,250	19,981,511
Purchase raw materials	25,563,268	$3,560,443
Total	169,026,518	$23,541,954

In 2018, Liaoning Yisheng filed a sales contract dispute with Hebei Defense Biological Products Supply Center. The Supreme People’s Court of Liaoning supported the Liaoning Yisheng’s claim the defendant Hebei Weifang should pay RMB2,465,807 for Liaoning Yisheng vaccine within 20 days after the judgment came into effect. As of the date of this report, YS Group received RMB1,636,755 from Hebei Defense Biological Products Supply Center, and the balance of RMB829,052 may be received in fiscal 2024.

In 2023, Liaoning Yisheng was involved in a dispute with Shenyang Haoyu Landscape Engineering Co., Ltd (“Shenyang Haoyu”) for the greening construction. In December, 2023, Shenyang Shenbei New District People’s Court of Liaoning supported Shenyang Haoyu’s claim that Liaoning Yisheng should pay RMB73,601. To the date, YS Group paid RMB73,601 to Shenyang Haoyu.

In March 2023, Beijing Yisheng filed a technology transfer contract dispute with Tianjin Hemu Jianmin Biotechnology Co., Ltd (“Tianjin Hemu Jianmin ”) to Tianjin Arbitration Commission. Beijing Yisheng claimed Tianjin Hemu Jianmin should refund RMB1.0 million and the contract should terminate. In December, 2023, Tianjin Arbitration Commission supported Beijing Yisheng’s claim of terminating the contract. Beijing Yisheng is considering applying for dismissal from Tianjin Second Intermediate People’s Court. As the proceedings are in the early stages, there is uncertainty regarding the timing or ultimate resolution of such matters, and therefore, an estimate for the reasonably possible gain or a range of reasonably possible gains cannot be made.

In October, 2023, Liaoning Yisheng filed an engineering dispute with Shenyang Baimu Technology Co., Ltd (“Shenyang Baimu”), claiming Shenyang Baimu should pay a penalty of RMB2,180,000 for engineering delays and refund the overpaid funds. As the proceedings are in the early stages, there is uncertainty regarding the timing or ultimate resolution of such matters, and therefore, an estimate for the reasonably possible gain or a range of reasonably possible gains cannot be made.

YS Group was also involved in labor disputes as of September 30, 2023. As the proceedings are in the early stages or the second appeal, there is uncertainty regarding the timing or ultimate resolution of such matters, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made.

On December 27, 2023, HK Yisheng received a letter from R-Bridge (the “R-Bridge Letter”), notifying the Company that they have reason to believe that HK Yisheng has defaulted under financial covenants and other obligations under the facility agreement, and under the instructions of the lenders to urge the Company to consider and reach an amicable solution with the lenders, including, without limitation, repaying the loan in full, as soon as possible. In response to the R-Bridge Letter, management has provided the financial information to R-Bridge at its request and is currently working with the lenders under the facility agreement to negotiate a resolution. Management believes that, our current cash position, coupled with various measures being taken by us, such as increase product sales, strengthen the accounts receivable management and improve the ability of debt and equity financing to improve liquidity, will allow us to meet the working capital needs in the ordinary course of business. However, if lenders under the facility agreement are not satisfied and insist that we have defaulted under the facility agreement, such lenders may declare that all or part of the loan, the accrued interest, and all other amounts accrued or outstanding be immediately due and payable. If such lenders demand the prepayment of the loan in its full amount of $40 million, the Company may be forced to seek additional funding to meet its obligation under the facility agreement, otherwise it may not be able to continue as a going concern.

NOTE 19 — COMMITMENTS AND CONTINGENCIES

As of March 31, 2023, YS Group has the following commitments to purchase raw materials or services:

	As of March 31,
	2023	2023
	(RMB)	(US$)
Other professional service fee	3,229,699	$470,000
Research and development	185,648,604	27,016,401
Purchase raw materials	15,528,566	2,259,785
Total	204,406,869	$29,746,186

In 2018, Liaoning Yisheng filed a sales contract dispute with Hebei Defense Biological Products Supply Center. The Supreme People’s Court of Liaoning supported the Liaoning Yisheng’s claim that the defendant Hebei Weifang should pay RMB2,465,807 for Liaoning Yisheng vaccine within 20 days after the judgment came into effect. As of the date of this report, YS Group has received RMB1,636,755 compensation from Hebei Defense Biological Products Supply Center, and the balance of RMB829,052 compensation may be received in fiscal 2024.

In 2019, Liaoning Yisheng filed a sales contract dispute with Chaoyang Center for Disease Control and Prevention. The Supreme People’s Court of Liaoning supported the Liaoning Yisheng’s claim that the defendant Chaoyang Center for Disease Control and Prevention should pay RMB416,900 for Liaoning Yisheng vaccine. To the date, YS Group received RMB380,000 from Chaoyang Center for Disease Control and Prevention, and the balance of RMB36,900 may be received in the second half of 2023.

In 2023, Liaoning Yisheng was involved in a dispute with Shenyang Haoyu Landscape Engineering Co., Ltd who claimed that Liaoning Yisheng should pay RMB278,707 for the greening construction. As the proceedings are in the early stages, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made.

YS Group was also involved in certain other labor disputes as of March 31, 2023. As the proceedings are in the early stages or the second appeal, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made.